OTHER OPERATING INCOME (Schedule of Other Operating Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other operating income [Abstract]
Rental income from premises	$ 3	$ 3
Other income	88	99	100
Other operating income	$ 91	$ 102	$ 100